BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details 5) (GIS, RUB) In Millions, unless otherwise specified	0 Months Ended
Jul. 02, 2010
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Ownership interest acquired (as a percent)	100.00%
Cash consideration for acquisition of the entity	143.0
ASSETS:
Current assets	6
Property and equipment	1
Intangible assets	102
Goodwill	62
Total assets	171
LIABILITIES:
Current liabilities	8
Deferred tax liabilities	20
Net assets	143
Total purchase consideration	143
Cartographical and geodesic license
ASSETS:
Intangible assets	84
LIABILITIES:
Amortization period of intangible assets acquired	8 years 6 months
Software
ASSETS:
Intangible assets	18
LIABILITIES:
Amortization period of intangible assets acquired	4 years 3 months 18 days